CONVERTIBLE DEBT (Details Narrative) $ / shares in Units, $ in Thousands, $ in Thousands		3 Months Ended
	Mar. 27, 2023 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt		$ 0		$ 2,939
Interest expense		539		452
Accounts payable and accrued liabilities					$ 2,000
Convertible Debts [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible debt	$ 4,000
Interest rate	15.00%
Maturity date	Sep. 27, 2024
Conversion price | $ / shares			$ 1.45
Exercise price | $ / shares			$ 1.45
Gain on change in fair value		204
Interest expense		294		5
Accounts payable and accrued liabilities		$ 12	$ 12	$ 9